Additional paid-in capital (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Paid-in Capital
Interest expense	$ 17,291,230	$ 9,820,940